Annual Fund Operating Expenses	Oct. 31, 2023
Prospectus #1 | Eaton Vance Government Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.52%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.43%
Expense Reimbursement (2)	(0.05%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.38%
Prospectus #1 | Eaton Vance Government Opportunities Fund | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.53%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.19%
Expense Reimbursement (2)	(0.05%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.14%
Prospectus #1 | Eaton Vance Government Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.54%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.20%
Expense Reimbursement (2)	(0.05%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.15%
Prospectus #1 | Eaton Vance Government Opportunities Fund | Class R
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.52%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.68%
Expense Reimbursement (2)	(0.05%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.63%
Prospectus #1 | Eaton Vance Short Duration Government Income Fund | Advisers Class
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.30%	[3]
Total Annual Fund Operating Expenses	1.02%
Prospectus #1 | Eaton Vance Short Duration Government Income Fund | Class A
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.30%	[3]
Total Annual Fund Operating Expenses	1.02%
Prospectus #1 | Eaton Vance Short Duration Government Income Fund | Class C
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	0.85%
Other Expenses	0.30%	[3]
Total Annual Fund Operating Expenses	1.62%
Prospectus #1 | Eaton Vance Short Duration Government Income Fund | Class I
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.30%	[3]
Total Annual Fund Operating Expenses	0.77%
Prospectus #2 | Eaton Vance Short Duration High Income Fund | Class A
Operating Expenses:
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.15%
Expense Reimbursement (2)	(0.24%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.91%
Prospectus #2 | Eaton Vance Short Duration High Income Fund | Class I
Operating Expenses:
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.90%
Expense Reimbursement (2)	(0.24%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.66%
Prospectus #3 | Eaton Vance Floating-Rate Advantage Fund | Advisers Class
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.93%
Total Annual Fund Operating Expenses	2.82%
Prospectus #3 | Eaton Vance Floating-Rate Advantage Fund | Class A
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.93%
Total Annual Fund Operating Expenses	2.82%
Prospectus #3 | Eaton Vance Floating-Rate Advantage Fund | Class C
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses	1.93%
Total Annual Fund Operating Expenses	3.32%
Prospectus #3 | Eaton Vance Floating-Rate Advantage Fund | Class I
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.93%
Total Annual Fund Operating Expenses	2.57%
Prospectus #3 | Eaton Vance Floating-Rate Advantage Fund | Class R6
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.96%
Total Annual Fund Operating Expenses	2.60%
Prospectus #3 | Eaton Vance Floating-Rate Fund | Advisers Class
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.05%
Prospectus #3 | Eaton Vance Floating-Rate Fund | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.06%
Prospectus #3 | Eaton Vance Floating-Rate Fund | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.81%
Prospectus #3 | Eaton Vance Floating-Rate Fund | Class I
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.81%
Prospectus #3 | Eaton Vance Floating-Rate Fund | Class R6
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.75%
Prospectus #3 | Eaton Vance Floating-Rate & High Income Fund | Advisers Class
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.57%	[5]
Total Annual Fund Operating Expenses	1.08%
Prospectus #3 | Eaton Vance Floating-Rate & High Income Fund | Class A
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.57%	[5]
Total Annual Fund Operating Expenses	1.08%
Prospectus #3 | Eaton Vance Floating-Rate & High Income Fund | Class C
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.57%	[5]
Total Annual Fund Operating Expenses	1.83%
Prospectus #3 | Eaton Vance Floating-Rate & High Income Fund | Class I
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.57%	[5]
Total Annual Fund Operating Expenses	0.83%
Prospectus #3 | Eaton Vance Floating-Rate & High Income Fund | Class R6
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.57%	[5]
Total Annual Fund Operating Expenses	0.77%
Prospectus #4 | Eaton Vance Emerging Markets Local Income Fund | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.13%
Prospectus #4 | Eaton Vance Emerging Markets Local Income Fund | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.85%
Prospectus #4 | Eaton Vance Emerging Markets Local Income Fund | Class I
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.85%
Prospectus #4 | Eaton Vance Global Sovereign Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Interest Expense	0.03%
Expenses Other than Interest Expense	1.25%
Other Expenses	1.28%
Total Annual Fund Operating Expenses	2.03%
Expense Reimbursement (2)	(1.03%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.00%
Prospectus #4 | Eaton Vance Global Sovereign Opportunities Fund | Class C
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	1.00%
Interest Expense	0.03%
Expenses Other than Interest Expense	1.22%
Other Expenses	1.25%
Total Annual Fund Operating Expenses	2.75%
Expense Reimbursement (2)	(1.03%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.72%
Prospectus #4 | Eaton Vance Global Sovereign Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Interest Expense	0.03%
Expenses Other than Interest Expense	1.22%
Other Expenses	1.25%
Total Annual Fund Operating Expenses	1.75%
Expense Reimbursement (2)	(1.03%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.72%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Advantage Fund | Class A
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.25%
Interest Expense	0.67%
Expenses Other than Interest Expense	0.14%
Other Expenses	0.81%
Total Annual Fund Operating Expenses	2.01%
Expense Reimbursement (2)	(0.07%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.94%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Advantage Fund | Class C
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	1.00%
Interest Expense	0.67%
Expenses Other than Interest Expense	0.16%
Other Expenses	0.83%
Total Annual Fund Operating Expenses	2.78%
Expense Reimbursement (2)	(0.07%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.71%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Advantage Fund | Class I
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Interest Expense	0.67%
Expenses Other than Interest Expense	0.16%
Other Expenses	0.83%
Total Annual Fund Operating Expenses	1.78%
Expense Reimbursement (2)	(0.07%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.71%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Advantage Fund | Class R
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.50%
Interest Expense	0.67%
Expenses Other than Interest Expense	0.16%
Other Expenses	0.83%
Total Annual Fund Operating Expenses	2.28%
Expense Reimbursement (2)	(0.07%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.21%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Advantage Fund | Class R6
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Interest Expense	0.67%
Expenses Other than Interest Expense	0.13%
Other Expenses	0.80%
Total Annual Fund Operating Expenses	1.75%
Expense Reimbursement (2)	(0.07%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.68%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Fund | Class A
Operating Expenses:
Management Fees	0.59%
Distribution and Service (12b-1) Fees	0.25%
Interest Expense	0.37%
Expenses Other than Interest Expense	0.15%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.36%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Fund | Class C
Operating Expenses:
Management Fees	0.59%
Distribution and Service (12b-1) Fees	1.00%
Interest Expense	0.37%
Expenses Other than Interest Expense	0.16%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	2.12%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Fund | Class I
Operating Expenses:
Management Fees	0.59%
Distribution and Service (12b-1) Fees	none
Interest Expense	0.37%
Expenses Other than Interest Expense	0.17%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.13%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Fund | Class R
Operating Expenses:
Management Fees	0.59%
Distribution and Service (12b-1) Fees	0.50%
Interest Expense	0.37%
Expenses Other than Interest Expense	0.17%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.63%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Fund | Class R6
Operating Expenses:
Management Fees	0.59%
Distribution and Service (12b-1) Fees	none
Interest Expense	0.37%
Expenses Other than Interest Expense	0.09%
Other Expenses	0.46%
Total Annual Fund Operating Expenses	1.05%
Prospectus #4 | Eaton Vance Strategic Income Fund | Class A
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.91%	[8]
Total Annual Fund Operating Expenses	1.20%
Prospectus #4 | Eaton Vance Strategic Income Fund | Class C
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.91%	[8]
Total Annual Fund Operating Expenses	1.95%
Prospectus #4 | Eaton Vance Strategic Income Fund | Class I
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.91%	[8]
Total Annual Fund Operating Expenses	0.95%
Prospectus #4 | Eaton Vance Strategic Income Fund | Class R
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.91%	[8]
Total Annual Fund Operating Expenses	1.45%
Prospectus #5 | Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class A
Operating Expenses:
Management Fees	0.83%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	1.73%
Expense Reimbursement (2)	(0.51%)	[9]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.22%
Prospectus #5 | Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class C
Operating Expenses:
Management Fees	0.83%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	2.48%
Expense Reimbursement (2)	(0.51%)	[9]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.97%
Prospectus #5 | Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class I
Operating Expenses:
Management Fees	0.83%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	1.48%
Expense Reimbursement (2)	(0.51%)	[9]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.97%
Prospectus #5 | Eaton Vance Tax-Managed Global Dividend Income Fund | Class A
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.20%
Prospectus #5 | Eaton Vance Tax-Managed Global Dividend Income Fund | Class C
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.95%
Prospectus #5 | Eaton Vance Tax-Managed Global Dividend Income Fund | Class I
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.95%
Prospectus #5 | Eaton Vance Tax-Managed Multi-Cap Growth Fund | Class A
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.26%
Prospectus #5 | Eaton Vance Tax-Managed Multi-Cap Growth Fund | Class C
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	2.01%
Prospectus #5 | Eaton Vance Tax-Managed Small-Cap Fund | Class A
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.14%
Prospectus #5 | Eaton Vance Tax-Managed Small-Cap Fund | Class C
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.89%
Prospectus #5 | Eaton Vance Tax-Managed Small-Cap Fund | Class I
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.89%
Prospectus #5 | Eaton Vance Tax-Managed Value Fund | Class A
Operating Expenses:
Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.16%
Prospectus #5 | Eaton Vance Tax-Managed Value Fund | Class C
Operating Expenses:
Management Fees	0.79%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.91%
Prospectus #5 | Eaton Vance Tax-Managed Value Fund | Class I
Operating Expenses:
Management Fees	0.79%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.91%
Prospectus #6 | Eaton Vance Emerging and Frontier Countries Equity Fund | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.30%
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	1.55%
Expense Reimbursement (2)	(0.15%)	[10]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.40%
Prospectus #6 | Eaton Vance Emerging and Frontier Countries Equity Fund | Class I
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.30%
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	1.30%
Expense Reimbursement (2)	(0.15%)	[10]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.15%
Prospectus #7 | Eaton Vance Global Income Builder Fund | Class A
Operating Expenses:
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.20%
Expense Reimbursement (2)	(0.03%)	[11]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.17%
Prospectus #7 | Eaton Vance Global Income Builder Fund | Class C
Operating Expenses:
Management Fees	0.70%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.95%
Expense Reimbursement (2)	(0.03%)	[11]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.92%
Prospectus #7 | Eaton Vance Global Income Builder Fund | Class I
Operating Expenses:
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.95%
Expense Reimbursement (2)	(0.03%)	[11]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.92%
Prospectus #7 | Eaton Vance Global Income Builder Fund | Class R
Operating Expenses:
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.45%
Expense Reimbursement (2)	(0.03%)	[11]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.42%
Prospectus #8 | Eaton Vance High Income Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.22%	[12]
Total Annual Fund Operating Expenses	0.95%
Prospectus #8 | Eaton Vance High Income Opportunities Fund | Class C
Operating Expenses:
Management Fees	0.48%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.22%	[12]
Total Annual Fund Operating Expenses	1.70%
Prospectus #8 | Eaton Vance High Income Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.48%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.22%	[12]
Total Annual Fund Operating Expenses	0.70%
Prospectus #8 | Eaton Vance High Income Opportunities Fund | Class R6
Operating Expenses:
Management Fees	0.48%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%	[12]
Total Annual Fund Operating Expenses	0.60%
Prospectus #9 | Eaton Vance Multi-Asset Credit Fund | Class A
Operating Expenses:
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.95%
Prospectus #9 | Eaton Vance Multi-Asset Credit Fund | Class C
Operating Expenses:
Management Fees	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.71%
Prospectus #9 | Eaton Vance Multi-Asset Credit Fund | Class I
Operating Expenses:
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.70%
Prospectus #9 | Eaton Vance Multi-Asset Credit Fund | Class R6
Operating Expenses:
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.65%
Prospectus #10 | Parametric Tax-Managed International Equity Fund | Class A
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.42%
Expense Reimbursement (2)	(0.37%)	[13]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%
Prospectus #10 | Parametric Tax-Managed International Equity Fund | Class C
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	2.17%
Expense Reimbursement (2)	(0.37%)	[13]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.80%
Prospectus #10 | Parametric Tax-Managed International Equity Fund | Class I
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.17%
Expense Reimbursement (2)	(0.37%)	[13]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.80%

[1]	Includes interest expense, including on reverse repurchase agreements, of 0.33%.
[2]	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.05% for Class A shares, 1.80% for Class C shares, 0.80% for Class I shares and 1.30% for Class R shares. This expense reimbursement will continue through March 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[3]	Includes interest expense, including on reverse repurchase agreements, of 0.20%.
[4]	The investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.90% for Class A shares and 0.65% for Class I shares. This expense reimbursement will continue through March 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[5]	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolios in which it invests.
[6]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A shares, 1.70% for Class C shares and 0.70% for Class I shares. This expense reimbursement will continue through March 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement, or (ii) the expense limit in effect at the time of recoupment.
[7]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.05% for Class I shares, 1.55% for Class R shares and 1.02% for Class R6 shares. This expense reimbursement will continue through March 1, 2025 . Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement, or (ii) the expense limit in effect at the time of recoupment.
[8]	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolio(s)/Fund(s) in which it invests. Acquired Fund Fees and Expenses includes interest expense of 0.20%.
[9]	Pursuant to the Fund’s investment advisory agreement, the Fund’s investment advisory fee is reduced by the Fund’s allocable portion of the advisory fees of the Portfolios in which it invests.
[10]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares and 1.15% for Class I shares. This expense reimbursement will continue through March 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[11]	The administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.17% for Class A shares, 1.92% for Class C shares, 0.92% for Class I shares, and 1.42% for Class R shares. This expense reimbursement will continue through March 1, 2025MatMM. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser, administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[12]	Estimated for Class R6.
[13]	The sub-adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.05% for Class A shares, 1.80% for Class C shares and 0.80% for Class I shares. This expense reimbursement will continue through March 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the sub-adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the sub-adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.